Long-term Debt - Terms and Covenants (Details)	12 Months Ended
Dec. 31, 2017
Line of Credit Facility [Line Items]
Debt Instrument, Restrictive Covenants	The Company's outstanding credit facilities and senior notes generally contain customary affirmative and negative covenants, on a subsidiary level, including limitations to: - pay dividends if there is an event of default under the Company's credit facilities or the Deferred Amounts have not been repaid in full; - incur additional indebtedness, including the issuance of guarantees, refinance or prepay any indebtedness, unless certain conditions exist; - create liens on Company's assets, unless otherwise permitted under Company's credit facilities; - change the flag, class or management of Company's vessels or terminate or materially amend the management agreement relating to each vessel; - acquire new or sell vessels, unless certain conditions exist; - merge or consolidate with, or transfer all or substantially all Company's assets to, another person; or - enter into a new line of business. Furthermore, the Company's credit facilities and senior notes contain financial covenants requiring the Company to maintain various financial ratios, including: - a minimum percentage of aggregate vessel value to secured loans (security cover ratio or "SCR"); - a maximum ratio of total liabilities to market value adjusted total assets; - a minimum EBITDA to interest coverage ratio; - a minimum liquidity; and - a minimum market value adjusted net worth. As of December 31, 2016 and 2017, the Company was required to maintain minimum liquidity, not legally restricted, of $47,566 and $51,359, respectively, which is included within "Cash and cash equivalents" in the accompanying balance sheets. In addition, as of December 31, 2016 and 2017, the Company was required to maintain minimum liquidity, legally restricted, of $14,004 and $15,589 respectively, which is included within "Restricted cash" current and non-current, in the accompanying balance sheets.
Line of Credit Facility, Dividend Restrictions	Under all loan agreements, the Company is not allowed to pay dividends until all Deferred Amount have been repaid in full. Additionally, the Company may not pay dividends or distributions if an event of default has occurred and is continuing or would result from such dividend or distribution.
Debt Instrument, Covenant Compliance	As of December 31, 2017, the Company was in compliance with the applicable financial and other covenants contained in its debt agreements, including the 2022 Notes.